Schedule of expected future minimum lease payments (Details) $ in Thousands	Sep. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 7,024
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	6,857
One To Three Years [Member]
IfrsStatementLineItems [Line Items]
Total	131
Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	36
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total